Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST

SCHWAB EQUITY INDEX FUNDS

Schwab Small-Cap Index Fund
Schwab International Index Fund

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated February 28, 2017
(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2017, the management fees of certain Schwab Equity Index Funds will be reduced as follows:

	Current Management Fee	New Management Fee
Schwab Small-Cap Index Fund	0.06%	0.05%
Schwab International Index Fund	0.07%	0.06%

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Small-Cap Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

2. Schwab International Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Schwab Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST

SCHWAB EQUITY INDEX FUNDS

Schwab Small-Cap Index Fund

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated February 28, 2017
(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2017, the management fees of certain Schwab Equity Index Funds will be reduced as follows:

	Current Management Fee	New Management Fee
Schwab Small-Cap Index Fund	0.06%	0.05%

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Small-Cap Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Small-Cap Index Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	$ 64
Schwab International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST

SCHWAB EQUITY INDEX FUNDS

Schwab International Index Fund

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated February 28, 2017
(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2017, the management fees of certain Schwab Equity Index Funds will be reduced as follows:

	Current Management Fee	New Management Fee
Schwab International Index Fund	0.07%	0.06%

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

2. Schwab International Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Index Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77